Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,567,109)	$ (312,109)	$ (847,860)	$ (941,330)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	342,200	340,098	451,246	430,135
Amortization of debt discount	517,075	30,123	34,193	26,281
Options issued for services	14,999	0		45,860
Loss on settlement of accrued liabilities	208,322	0		(55,000)
Change in fair value of embedded derivative	(9,195)	(14,081)	(48,727)	2,922
Allowance for bad debts				11,100
Inventory allowance			10,741	117,453
Gain on sale of property and equipment	0	(50,000)	(50,000)
Accounts receivable	2,349	81,988	46,953	9,859
Prepaid expenses	(29,962)	(38,339)	5,576	22,720
Inventory	0	(2,500)	(56,500)	(43,644)
Security deposit				7,225
Deferred revenue	(232,228)	0	75,000
Due to related parties			(12,607)	161
Accounts payable and accrued liabilities	218,567	(165,898)	17,714	(110,590)
Net Cash Used In Operating Activities	(534,982)	(130,718)	(374,271)	(522,708)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid for minority investment in business
Purchase of archival images, property and equipment	(12,923)	(124,407)	(30,851)	(171,240)
Deposit on acquisition	(865,000)	0
Proceeds from sale of property and equipment	0	50,000	50,000
Net Cash Provided By (Used In) Investing Activities	(877,923)	(74,407)	19,149	(171,240)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	0	200,000	375,000	346,500
Repayment of loans payable	(5,303)	(11,863)	7,041	11,128
Proceeds from related party advances	140,342	164,725
Repayment of related party advances	0	(44,725)	(15,049)	(14,960)
Proceeds from notes payable	150,000	25,000	35,000	198,500
Repayment of note payable	(170,000)	(85,000)	(125,000)	0
Proceeds from note payable - related party				196,500
Repayment of note payable - related party	(29,320)	(11,309)	(15,049)	(14,960)
Proceeds from convertible notes payable, net	1,821,424	0
Proceeds from convertible notes payable, net - related party	500,000	0
Proceeds from the sale of common stock	25,000	0
Purchase of treasury stock	(32,000)	(64,000)	(88,000)	0
Net Cash Provided By Financing Activities	2,400,143	172,828	302,385	715,412
Net Change in Cash	987,238	(32,297)	(52,737)	21,464
Cash - Beginning of Period	1,297	54,034	54,034	32,570
Cash - End of Period	988,535	21,737	1,297	54,034
Cash Paid During the Period for:
Interest	13,762	16,882	16,882	17,770
Common shares issued for settlement of accrued liabilities	14,999	0		45,860
Note issued to settle related party payable				$ 14,000
Options issued for purchase of fixed assets			26,532
Expenses paid on behalf of the company			$ 21,000
Purchase of third party notes by related party	212,500	0
Options issued to settle accrued liabilities	104,157	0
Beneficial conversion feature on convertible debt	$ 2,309,800	$ 0